Going Concern	3 Months Ended
Oct. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As reflected in the accompanying financial statements, the Company had negative working capital and a net stockholders’ deficit at October 31, 2012 and had no committed source of debt or equity financing.

While the Company is emphasizing a new product line involving the manufacture and sale of sports performance or energy drinks along with any other non-alcoholic beverage under the trade name, Dethrone Beverages, there are uncertainties as to whether the Company will obtain sufficient financing to introduce and distribute the planned product or, if distributed, there will be sufficient market demand for the products.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.